Operating Lease (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of operating lease related assets and liabilities
	December 31, 2021	June 30, 2021
	(unaudited)
Rights of use lease assets	$624,959	$1,165,172

Operating lease liabilities, current	204,244	263,023
Operating lease liabilities, noncurrent	264,540	827,086
Total operating lease liabilities	$468,784	$1,090,109

Schedule of lease terms and discount rates
	December 31, 2021	June 30, 2021
	(unaudited)
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.7	6.4
Weighted average discount rate	4.75%	4.75%

Schedule of maturities of lease liabilities
For the six months ended June 30, 2022	$170,473
For the twelve months ended June 30, 2023	136,929
For the twelve months ended June 30, 2024	82,103
For the twelve months ended June 30, 2025	66,089
For the twelve months ended June 30, 2026 and thereafter	66,089
Total lease payments	521,683
Less: imputed interest	(52,899)
Present value of lease liabilities	$468,784